Capital Management (Tables)	12 Months Ended
Dec. 31, 2022
Capital Management [Abstract]
Schedule of group’s capital management
	December 31, 2022	December 31, 2021
	RMB’000	RMB’000
Interest-bearing loans and borrowings (Note 23)	69,045	47,539
Lease liabilities (Note 24)	8,773	3,279
Trade payables (Note 21)	35,012	30,514
Other payables and accruals (Note 25)	50,163	58,178
Amount due to a related party (Note 26)	488	—
Amount due to a shareholder (Note 26)	325	325
Cash and cash equivalents (Note 19)	(5,425)	(59,045)
Net debt	158,381	80,790
Equity attributable to equity holders of the parent	58,460	936,638
Total equity attributable to equity holders of the parent and net debt	216,841	1,017,428
Gearing ratio	73%	8%